Oct. 26, 2018
Dreyfus Alternative Diversifier Strategies Fund
Dreyfus Alternative Diversifier Strategies Fund

October 26, 2018

DREYFUS BNY MELLON FUNDS, INC.

Dreyfus Alternative Diversifier Strategies Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supplements the information contained in the sections of the fund's summary prospectus and prospectus entitled "Principal Investment Strategy" and the fund's prospectus entitled "Goal and Approach":

Effective on or about November 1, 2018 (the "Effective Date"), in addition to the alternative investment strategies currently disclosed in the fund's prospectus, the fund intends to allocate its assets among underlying funds that employ the following additional alternative investment strategy:

Options strategies seek to reduce volatility, provide a steady cash flow and/or protect against significant market declines that may occur over short periods of time.  Options strategies include investments in a wide variety of options contracts and option-related instruments across different asset classes, including commodities, currencies, fixed-income and equity securities and indexes.  Options strategies may include writing (selling) index call options, including covered call options, and/or purchasing index put options.  The fund currently intends to allocate up to 30% of its assets to options strategies.